Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2035. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index. Rental expense for premises leased on a long-term basis for the year ended December 31, 2018 amounted to $5.6 million.

	Year ended
	December 31, 2020	December 31, 2019
Lease costs
Operating lease costs	7,932	6,606
Short-term lease costs	1,500	858
Sublease income	(1,205)	(534)
Total net lease cost	8,227	6,930
Operating lease income	940	677
Other information for the period
Right-of-use assets related to new operating lease liabilities	323	28,703
Operating cash flows from operating leases	8,330	7,071

	Year ended
Other information at end of period	December 31, 2020	December 31, 2019
Operating leases right-of-use assets (included in other assets on the balance sheets)	46,244	47,947
Operating lease liabilities (included in other liabilities on the balance sheets)	44,940	48,334
Weighted average remaining lease term for operating leases (in years)	10.14	10.37
Weighted average discount rate for operating leases	5.25%	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2020:
Year ending December 31	Operating Leases
2021	8,319
2022	8,111
2023	6,980
2024	6,247
2025	3,870
2026 & thereafter	24,793
Total commitments	58,320
Less: effect of discounting cash flows to their present value	(13,380)
Operating lease liabilities	44,940

Leases
Note 13: Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2035. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index. Rental expense for premises leased on a long-term basis for the year ended December 31, 2018 amounted to $5.6 million.

	Year ended
	December 31, 2020	December 31, 2019
Lease costs
Operating lease costs	7,932	6,606
Short-term lease costs	1,500	858
Sublease income	(1,205)	(534)
Total net lease cost	8,227	6,930
Operating lease income	940	677
Other information for the period
Right-of-use assets related to new operating lease liabilities	323	28,703
Operating cash flows from operating leases	8,330	7,071

	Year ended
Other information at end of period	December 31, 2020	December 31, 2019
Operating leases right-of-use assets (included in other assets on the balance sheets)	46,244	47,947
Operating lease liabilities (included in other liabilities on the balance sheets)	44,940	48,334
Weighted average remaining lease term for operating leases (in years)	10.14	10.37
Weighted average discount rate for operating leases	5.25%	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2020:
Year ending December 31	Operating Leases
2021	8,319
2022	8,111
2023	6,980
2024	6,247
2025	3,870
2026 & thereafter	24,793
Total commitments	58,320
Less: effect of discounting cash flows to their present value	(13,380)
Operating lease liabilities	44,940